Trade and Other Receivables (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ 60,474	£ 47,928
Prepayments	6,779	5,734
Accrued income	8,694	7,019
Research and development tax credit	3,688	2,088
Other receivables	2,979	3,148
Total trade and other receivables	82,614	65,917	[1]
Expected credit loss allowance on trade receivables	3,200	8		£ 437
Trade receivables - gross
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	64,058	48,365
Expected credit loss allowance
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	£ (3,584)	£ (437)
Bottom of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	30 days
Top of range
Disclosure of Trade and Other Receivables [Line Items]
Payment term	90 days

[1]	(1) See note 3C for additional details